DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DETAILS OF CASH FLOWS
Straight-line rent amortization	CAD 1,101	CAD (371)
Tenant incentive amortization	5,410	5,236
Unit-based compensation expense	4,912	3,682
Fair value gains on investment properties, net	(212,106)	(175,924)
Depreciation and amortization	335	707
Fair value losses on financial instruments	823	1,150
Loss on sale of investment properties	427	2,420
Amortization of issuance costs relating to debentures	542	1,749
Amortization of deferred financing costs	219	193
Deferred income taxes	5,709	40,744
Other	98	(1,450)
Items not involving current cash flows	CAD (192,530)	CAD (121,864)